Redeemable Convertible Preferred and Common Stock (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock as of December 31, 2020, consisted of the following (in thousands, except share and per share data):

Series	December 31, 2020
	Issue Price per share	Shares Authorized	Shares Issued and Outstanding	Liquidation Amount	Carrying Amount
Series B	$0.33	131,411,372	88,434,754	$41,791	$39,225